Equity-Based Compensation - Weighted Average Assumptions (Details)	3 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2022	Jun. 21, 2020	Dec. 31, 2020
Incentive Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of volatilities, minimum		55.00%
Range of volatilities, maximum		63.09%
Range of risk-free interest rates, minimum		1.33%
Range of risk-free interest rates, maximum		1.62%
Incentive Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		3 years
Range of Predecessor Promissory Notes interest rates		1.85%
Incentive Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		5 years
Range of Predecessor Promissory Notes interest rates		1.91%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	6 years		6 years
Expected volatility	32.80%		32.80%
Range of volatilities, minimum		55.00%
Range of volatilities, maximum		63.09%
Range of risk-free interest rates, minimum	0.93%	1.33%	0.93%
Range of risk-free interest rates, maximum	1.15%	2.51%	1.15%
Expected annual dividend yield	0.00%	0.00%	0.00%
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)		5 years